Right of Use Asset and Lease Liability (Tables)	6 Months Ended
Sep. 30, 2024
Disclosure of quantitative information about leases for lessee [Abstract]
Schedule of quantitative information about right-of-use assets [Table Text Block]
Cost	Right of Use Assets
Balance, March 31, 2023	$17,302
Adjustment for change in variable payments based on rate or index	287
Foreign exchange	(8)
Balance, March 31, 2024	$17,581
Additions	432
Lease modification	117
Foreign exchange	31
Balance, September 30, 2024	$18,161

Accumulated Depreciation
Balance, March 31, 2023	$(6,329)
Depreciation	(2,771)
Foreign exchange	7
Balance, March 31, 2024	$(9,093)
Depreciation	(1,480)
Foreign exchange	(18)
Balance, September 30, 2024	$(10,591)

Carrying Amount
Balance, March 31, 2024	$8,488
Balance, September 30, 2024	$7,570

Schedule of quantitative information about lease liability [Table Text Block]
Lease Liability
Balance, March 31, 2023	$10,468
Lease payments made	(2,855)
Adjustment for change in variable payments based on rate or index	287
Interest expense on lease liabilities	533
Foreign exchange	(180)
Balance, March 31, 2024	$8,253
Lease payments made	(1,522)
Additions	432
Lease modification	117
Interest expense on lease liabilities	229
Foreign exchange	242
7,751
Less: current portion	(2,873)
Balance, September 30, 2024	$4,878

Lease Disclosures
Interest expense on lease liabilities	$229
Total cash outflow for leases	$1,522

Schedule of maturity analysis [Table Text Block]

Maturity Analysis - Undiscounted Contractual Payments
Less than 1 year	$3,244
1 to 2 years	3,161
2 to 3 years	1,214
3 to 4 years	776
4 to 5 years	3
$8,398